Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
ADS-TEC Energy PLC (“ADSE Holdco”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Dublin
Country	Ireland
Shareholding direct or indirect	Parent company
ads-tec Energy GmbH (“ADSE GM”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Nürtingen
Country	Germany
Shareholding direct or indirect	100.00%
ads-tec Energy, INC. (“ADSE US”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Sarasota
Country	USA
Shareholding direct or indirect	100.00%
ads-tec Energy Service GmbH (“ADSE Service”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Nürtingen
Country	Germany
Shareholding direct or indirect	100.00%
ads-tec Energy Schweiz GmbH (“ADSE CH”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Zurich
Country	Switzerland
Shareholding direct or indirect	100.00%
ads-tec Energy Austria GmbH (“ADSE AT”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Kötschach-Mauthen
Country	Austria
Shareholding direct or indirect	100.00%